Segment reporting	12 Months Ended
Dec. 31, 2019
Segment reporting
Segment reporting

Note 21 – Segment reporting

The chief operating decision-maker organizes and manages the business under two operating segments, consisting of royalty, stream and working interests in each of the mining and energy sectors.

The Company’s reportable segments for purposes of assessing performance are presented as follows:

	2019			2018
	Mining	Energy	Total	Mining	Energy	Total
Revenue	$728.2	$115.9	$844.1	$567.1	$86.1	$653.2

Income/(expenses)
Costs of sales	$137.5	$7.3	$144.8	$112.3	$5.9	$118.2
Depletion and depreciation	210.7	49.0	259.7	206.6	37.3	243.9
Segment gross profit	$380.0	$59.6	$439.6	$248.2	$42.9	$291.1

A reconciliation of total segment gross profit to consolidated net income before income taxes is presented below:

	2019	2018
Total segment gross profit	$439.6	$291.1

Other operating (income)/expenses
General and administrative expenses	$28.8	$22.6
Impairment of royalty, streams and working interests	-	76.0
Gain on sale of bullion	(2.9)	(0.1)
Depreciation	3.5	3.8
Foreign exchange (gain) and other (income) expenses	(2.8)	(1.8)
Income before finance items and income taxes	$413.0	$190.6

Finance items
Finance income	$3.5	$3.1
Finance expenses	(10.6)	(4.6)
Net income before income taxes	$405.9	$189.1

Revenues earned during the years ended December 31, 2019 and 2018 are presented by geographic area based on the location of the mining operations giving rise to the royalty, stream or working interest:

	2019	2018
Latin America:
Peru	$145.3	$148.6
Chile	103.1	70.5
Panama	64.7	-
Other	56.1	49.2
United States	166.6	137.2
Canada	166.2	122.6
Rest of World	142.1	125.1
	$844.1	$653.2

For the year ended December 31, 2019, two interests generated revenue totaling $103.1 million and $100.4 million, (2018 – two interests generated revenue totaling $97.5 million and $70.5 million), each comprising 12% (2018 – 15% and 11%, respectively) of revenue.

Royalty, stream and working interests as at December 31, 2019 and 2018 are presented by geographic area based on the location of the mining operations giving rise to the royalty, stream or working interest.

	2019	2018
Latin America:
Panama	$1,348.4	$1,364.9
Peru	825.5	886.2
Chile	504.2	504.0
Other	48.1	52.6
United States	1,300.2	931.1
Canada	504.9	503.9
Rest of World	266.5	312.9
	$4,797.8	$4,555.6

Investments of $183.2 million (2018 - $169.7 million) are held in Canada. Energy well equipment, included in other non-current assets, of $9.3 million (2018 - $10.2 million) is located in Canada.